UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04873
                                                     ---------

                              The GAMCO Growth Fund
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               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
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               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                              THE GAMCO GROWTH FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2007

TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The GAMCO Growth Fund (the "Fund") rose by 6.62%, while the Standard & Poor's ("S&P") 500 Index and the Russell 1000 Growth Index were up 2.33% and 4.21%, respectively.

      Enclosed is the portfolio of investments as of September 30, 2007.

COMPARATIVE RESULTS
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                       AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                       -----------------------------------------------------

                                                                                                               SINCE
                                           YEAR TO                                                           INCEPTION
                                 QUARTER    DATE     1 YEAR   3 YEAR   5 YEAR   10 YEAR   15 YEAR   20 YEAR  (4/10/87)
                                 -------    ----     ------   ------   ------   -------   -------   -------  ---------

 GAMCO GROWTH
    FUND CLASS AAA(B)............ 6.62%     15.64%    22.27%   13.81%   14.52%    5.07%    10.03%    11.45%    11.83%
  S&P 500 Index.................. 2.33       9.45     16.78    13.24    15.51     6.60     11.12     10.59     10.77
  Russell 1000 Growth Index...... 4.21      12.68     19.35    12.20    13.84     4.06      9.02      9.23      9.69
  Class A ....................... 6.62      15.64     22.26    13.82    14.52     5.07     10.03     11.45     11.83
                                  0.49(c)    8.99(c)  15.23(c) 11.60(c) 13.17(c)  4.45(c)   9.60(c)  11.12(c)  11.50(c)
  Class B ....................... 6.43      15.00     21.36    12.96    13.88     4.77      9.82     11.29     11.67
                                  1.43(d)   10.00(d)  16.36(d) 12.17(d) 13.64(d)  4.77      9.82     11.29     11.67
  Class C ....................... 6.43      15.00     21.36    12.97    13.88     4.77      9.82     11.29     11.67
                                  5.43(e)   14.00(e)  20.36(e) 12.97    13.88     4.77      9.82     11.29     11.67

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.44%, 1.44%, 2.19%, AND 2.19%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) EFFECTIVE FEBRUARY 15, 2007, CLASS AAA SHARES ARE OFFERED ONLY TO INVESTORS WHO WERE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d)  PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGES FOR THE CLASS B
     SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
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We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
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THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                     MARKET
      SHARES                                         VALUE
     --------                                       -------

             COMMON STOCKS -- 98.7%
             CONSUMER DISCRETIONARY -- 11.0%
             HOTELS AND GAMING -- 1.5%
    140,000  Boyd Gaming Corp. ................  $  5,999,000
     20,000  InterContinental Hotels Group plc.       397,200
     62,000  Marriott International Inc.,
               Cl. A ..........................     2,695,140
     25,000 Orient-Express Hotels Ltd., Cl. A. 1,281,750 58,000 Starwood Hotels & Resorts
               Worldwide Inc. .................     3,523,500
                                                 ------------
                                                   13,896,590
                                                 ------------
             MEDIA -- 3.2%
    420,000  Comcast Corp., Cl. A+.............    10,155,600
    255,000  News Corp., Cl. B.................     5,964,450
    295,000  Time Warner Inc...................     5,416,200
    230,000  Viacom Inc., Cl. B+...............     8,963,100
                                                 ------------
                                                   30,499,350
                                                 ------------
             RETAIL -- 6.3%
     35,000  Abercrombie & Fitch Co., Cl. A....     2,824,500
    160,000  Coach Inc.+.......................     7,563,200
    325,000  CVS Caremark Corp. ...............    12,879,750
     80,000  NIKE Inc., Cl. B..................     4,692,800
    130,000  Nordstrom Inc.....................     6,095,700
     55,000  Polo Ralph Lauren Corp. ..........     4,276,250
    210,000  Starbucks Corp.+..................     5,502,000
     50,000  Target Corp.......................     3,178,500
    113,400  Tiffany & Co. ....................     5,936,490
    160,000  Whole Foods Market Inc............     7,833,600
                                                 ------------
                                                   60,782,790
                                                 ------------
             TOTAL CONSUMER DISCRETIONARY......   105,178,730
                                                 ------------
             CONSUMER STAPLES -- 9.4%
     80,000  Groupe Danone.....................     6,296,967
     14,000  Nestle SA.........................     6,289,027
    460,000  PepsiCo Inc.......................    33,699,600
    475,000  Procter & Gamble Co. .............    33,411,500
    220,000  Walgreen Co.......................    10,392,800
                                                 ------------
             TOTAL CONSUMER STAPLES............    90,089,894
                                                 ------------
             ENERGY -- 12.3%
     77,000  Apache Corp.......................     6,934,620
    170,000  Canadian Natural Resources Ltd....    12,877,500
    275,000  Chesapeake Energy Corp. ..........     9,696,500
     50,000  Diamond Offshore Drilling Inc.  ..     5,664,500
     93,000  EnCana Corp.......................     5,752,050
     60,000  Hess Corp.........................     3,991,800
     70,000  Murphy Oil Corp...................     4,892,300
     45,000  National Oilwell Varco Inc.+......     6,502,500
    216,000  Noble Corp. ......................    10,594,800
     80,000  Occidental Petroleum Corp.........     5,126,400
     88,000  Schlumberger Ltd..................     9,240,000
    110,000  Suncor Energy Inc. ...............    10,429,100

                                                     MARKET
      SHARES                                         VALUE
     --------                                       -------

     83,000  Transocean Inc.+..................  $  9,383,150
    110,000  Veolia Environnement..............     9,472,401
    112,000  XTO Energy Inc....................     6,926,080
                                                 ------------
             TOTAL ENERGY......................   117,483,701
                                                 ------------
             FINANCIAL SERVICES -- 7.4%
     33,000  Affiliated Managers Group Inc.+...     4,207,830
    385,000  American Express Co. .............    22,857,450
     70,000  Merrill Lynch & Co. Inc. .........     4,989,600
    135,900  Northern Trust Corp. .............     9,006,093
    113,800  State Street Corp. ...............     7,756,608
    188,000  T. Rowe Price Group Inc...........    10,469,720
    510,000  The Charles Schwab Corp. .........    11,016,000
                                                 ------------
             TOTAL FINANCIAL SERVICES..........    70,303,301
                                                 ------------
             HEALTH CARE -- 13.5%
             HEALTH CARE EQUIPMENT & SERVICES -- 5.9%
    101,000  Alcon Inc.........................    14,535,920
    240,000  St. Jude Medical Inc.+............    10,576,800
    230,000  Stryker Corp......................    15,814,800
    195,000  Zimmer Holdings Inc.+.............    15,793,050
                                                 ------------
                                                   56,720,570
                                                 ------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 7.6%
    300,000  Celgene Corp.+....................    21,393,000
     85,000  Genentech Inc.+...................     6,631,700
    300,000  Gilead Sciences Inc.+.............    12,261,000
    105,800  Novo Nordisk A/S, ADR.............    12,806,032
    625,000  Schering-Plough Corp..............    19,768,750
                                                 ------------
                                                   72,860,482
                                                 ------------
             TOTAL HEALTH CARE.................   129,581,052
                                                 ------------
             INDUSTRIAL -- 14.6%
     60,000  C.H. Robinson Worldwide Inc. .....     3,257,400
    250,000  Emerson Electric Co. .............    13,305,000
     60,000  Expeditors International of
               Washington Inc. ................     2,838,000
     70,000  General Dynamics Corp. ...........     5,912,900
    920,000  General Electric Co. .............    38,088,000
    240,000  ITT Corp. ........................    16,303,200
    130,000  L-3 Communications Holdings Inc...    13,278,200
    140,000  Rockwell Collins Inc. ............    10,225,600
     90,000  SunPower Corp., Cl. A+............     7,453,800
    200,000  Suntech Power Holdings Co.
               Ltd., ADR+ .....................     7,980,000
    175,000  United Technologies Corp..........    14,084,000
     85,000  Vestas Wind Systems A/S+..........     6,714,933
                                                 ------------
             TOTAL INDUSTRIAL..................   139,441,033
                                                 ------------
             INFORMATION TECHNOLOGY -- 26.6%
             COMMUNICATIONS EQUIPMENT -- 4.7%
  1,131,000  Cisco Systems Inc.+...............    37,447,410
    135,000  Harris Corp.......................     7,801,650
                                                 ------------
                                                   45,249,060
                                                 ------------

               See accompanying notes to schedule of investments.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                     MARKET
      SHARES                                         VALUE
     --------                                       -------

             COMMON STOCKS (CONTINUED)
             COMPUTERS & PERIPHERALS -- 3.1%
     90,000  Apple Inc.+.......................  $ 13,818,600
     12,000  Nintendo Co. Ltd..................     6,247,334
    100,000  Research In Motion Ltd.+..........     9,855,000
                                                 ------------
                                                   29,920,934
                                                 ------------
             SEMICONDUCTORS -- 7.1%
    730,000  Intel Corp........................    18,877,800
    140,000  MEMC Electronic Materials Inc.+...     8,240,400
    100,000  Microchip Technology Inc..........     3,632,000
    180,000  NVIDIA Corp.+.....................     6,523,200
    640,000  Texas Instruments Inc. ...........    23,417,600
    190,000  Trimble Navigation Ltd.+..........     7,449,900
                                                 ------------
                                                   68,140,900
                                                 ------------
             SOFTWARE & SERVICES -- 11.7%
    395,000  Adobe Systems Inc.+...............    17,245,700
    200,000  eBay Inc.+........................     7,804,000
     79,900  Google Inc., Cl. A+...............    45,324,873
     60,000  MasterCard Inc., Cl. A............     8,878,200
    830,000  Microsoft Corp....................    24,451,800
    100,000  NAVTEQ Corp.+.....................     7,797,000
                                                 ------------
                                                  111,501,573
                                                 ------------
             TOTAL INFORMATION TECHNOLOGY......   254,812,467
                                                 ------------
             MATERIALS -- 0.4%
     40,000  Monsanto Co. .....................     3,429,600
                                                 ------------
             WIRELESS COMMUNICATIONS -- 3.5%
             TELECOMMUNICATIONS -- 3.5%
    150,000  America Movil SAB de CV,
               Cl. L, ADR .....................     9,600,000
    130,000  China Mobile Ltd., ADR............    10,665,200
    300,000  Rogers Communications Inc., Cl. B.    13,659,000
                                                 ------------
                                                   33,924,200
                                                 ------------
             TOTAL WIRELESS COMMUNICATIONS.....    33,924,200
                                                 ------------
             TOTAL COMMON STOCKS...............   944,243,978
                                                 ------------

   PRINCIPAL                                         MARKET
    AMOUNT                                           VALUE
   ----------                                       -------

             U.S. GOVERNMENT OBLIGATIONS  -- 1.3%
$12,966,000  U.S. Treasury Bills,
               3.160% to 4.086%++,
               11/01/07 to 03/20/08............  $ 12,765,824
                                                 ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $782,675,368).............  $957,009,802
                                                 ============
------------------
             Aggregate book cost...............  $782,675,368
                                                 ============
             Gross unrealized appreciation.....  $180,374,272
             Gross unrealized depreciation.....    (6,039,838)
                                                 ------------
             Net unrealized appreciation
              (depreciation) ..................  $174,334,434
                                                 ============
------------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt







      See accompanying notes to schedule of investments.

THE GAMCO GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $930,720,149, which are available to reduce future required distributions of net capital gains to shareholders. $579,527,980 is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012.

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     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
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                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE GAMCO GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                  Robert J. Morrissey
CHAIRMAN AND CHIEF                     ATTORNEY-AT-LAW
EXECUTIVE OFFICER                      MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                    Anthony R. Pustorino
ATTORNEY-AT-LAW                        CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.              PROFESSOR EMERITUS
                                       PACE UNIVERSITY

James P. Conn                          Anthony Torna
FORMER CHIEF INVESTMENT OFFICER        MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                     Anthonie C. van Ekris
PRESIDENT                              CHAIRMAN
FLETCHER & COMPANY, INC.               BALMAC INTERNATIONAL, INC.

John D. Gabelli                        Salvatore J. Zizza
SENIOR VICE PRESIDENT                  CHAIRMAN
GABELLI & COMPANY, INC.                ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER
Bruce N. Alpert                        Howard F. Ward, CFA
PRESIDENT                              PORTFOLIO MANAGER

James E. McKee                         Peter D. Goldstein
SECRETARY                              CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


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This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
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GAB406Q307SR

                                                                           GAMCO




THE
GAMCO
GROWTH
FUND











                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 9, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 9, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       November 9, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.